Leases (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Notes and other explanatory information [abstract]
Variable payments not included in the lease liabilities	R$ 39,830
Expenses related to short-term leases	38,670
Expenses related to low-value assets	8,815
Amounts recognized in the statement of income	R$ 87,315